CHANGES IN COMPARATIVE DATA	12 Months Ended
Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
CHANGES IN COMPARATIVE DATA	CHANGES IN COMPARATIVE DATA
Restatement of cash flow statement following IFRS Interpretations Committee conclusion in April 2022 (see note 1).
Consolidated cash flow statement for the year ended 31 December 2020

	As reported in 2021 £m	Adjustments £m	As reported in 2022 £m
Cash flows from operating activities
Profit before tax	1,226	–	1,226
Adjustments for:
Change in operating assets	(18,650)	982	(17,668)
Change in operating liabilities	35,737	–	35,737
Non-cash and other items	9,594	–	9,594
Tax paid (net)	(736)	–	(736)
Net cash provided by operating activities	27,171	982	28,153
Cash flows from investing activities
Purchase of financial assets	(8,589)	–	(8,589)
Proceeds from sale and maturity of financial assets	6,347	–	6,347
Purchase of fixed assets	(2,901)	–	(2,901)
Proceeds from sale of fixed assets	1,146	–	1,146
Acquisition of businesses, net of cash acquired	(3)	–	(3)
Net cash provided by (used in) investing activities	(4,000)	–	(4,000)
Cash flows from financing activities
Dividends paid to ordinary shareholders	–	–	–
Distributions on other equity instruments	(453)	–	(453)
Dividends paid to non-controlling interests	(41)	–	(41)
Interest paid on subordinated liabilities	(1,095)	–	(1,095)
Proceeds from issue of subordinated liabilities	–	–	–
Proceeds from issue of other equity instruments	–	–	–
Proceeds from issue of ordinary shares	144	–	144
Share buyback	–	–	–
Repayment of subordinated liabilities	(3,874)	–	(3,874)
Repurchases and redemptions of other equity instruments	–	–	–
Net cash used in financing activities	(5,319)	–	(5,319)
Effects of exchange rate changes on cash and cash equivalents	(196)	–	(196)
Change in cash and cash equivalents	17,656	982	18,638
Cash and cash equivalents at beginning of year	57,811	1,696	59,507
Cash and cash equivalents at end of year	75,467	2,678	78,145
Note 52(A): Consolidated cash flow statement for the year ended 31 December 2020
(A)    Change in operating assets

	As reported in 2021 £m	Adjustments £m	As reported in 2022 £m
Change in financial assets held at amortised cost	(7,634)	982	(6,652)
Change in financial assets at fair value through profit or loss	(8,147)	–	(8,147)
Change in derivative financial instruments	(2,894)	–	(2,894)
Change in other operating assets	25	–	25
Change in operating assets	(18,650)	982	(17,668)
Note 52(E): Consolidated cash flow statement for the year ended 31 December 2020
(E)    Analysis of cash and cash equivalents as shown in the balance sheet

	As reported in 2021 £m	Adjustments £m	As reported in 2022 £m

Cash and balances at central banks	73,257	–	73,257
Less mandatory reserve deposits[1]	(4,553)	2,678	(1,875)
	68,704	2,678	71,382
Loans and advances to banks and reverse repurchase agreements	10,746	–	10,746
Less amounts with a maturity of three months or more	(3,983)	–	(3,983)
	6,763	–	6,763
Total cash and cash equivalents	75,467	2,678	78,145
1    Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.
Comparatives have been restated as a result of the Group restructure effective from 1 July 2022 and other methodology changes (see note 4).
Note 4: Segmental analysis for the year ended 31 December 2020

As reported in 2021	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2020
Underlying net interest income	8,384	2,357	49	(17)	10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,733	1,292	1,250	240	4,515
Total underlying income, net of insurance claims and changes in insurance and investment contract liabilities	10,117	3,649	1,299	223	15,288
Operating lease depreciation[1]	(856)	(28)	–	–	(884)
Underlying income, net of operating lease depreciation	9,261	3,621	1,299	223	14,404
Underlying operating costs	(4,761)	(1,851)	(902)	(71)	(7,585)
Remediation	(125)	(210)	(50)	6	(379)
Total underlying costs	(4,886)	(2,061)	(952)	(65)	(7,964)
Underlying impairment charge	(2,384)	(1,464)	(9)	(390)	(4,247)
Underlying profit (loss) before tax	1,991	96	338	(232)	2,193

External income	11,868	3,246	1,223	(1,049)	15,288
Inter-segment (expense) income	(1,751)	403	76	1,272	–
Segment underlying income, net of insurance claims and changes in insurance and investment contract liabilities	10,117	3,649	1,299	223	15,288

Segment external assets	358,766	142,042	183,348	187,113	871,269
Segment customer deposits and repurchase agreements	290,206	145,596	14,072	10,194	460,068
Segment external liabilities	295,229	189,302	190,771	146,554	821,856

Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Fee and commission income:
Current accounts	498	113	4	–	615
Credit and debit card fees	517	231	–	–	748
Commercial banking and treasury fees	–	274	–	–	274
Unit trust and insurance broking	–	–	146	–	146
Factoring	–	76	–	–	76
Other fees and commissions	62	181	205	1	449
Fee and commission income	1,077	875	355	1	2,308
Fee and commission expense	(571)	(222)	(329)	(26)	(1,148)
Net fee and commission income	506	653	26	(25)	1,160
Operating lease rental income	1,103	17	–	–	1,120
Rental income from investment properties	–	–	191	–	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	149	149
Lease termination income	–	5	–	–	5
Trading income	69	787	–	204	1,060
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	147	349	1,389	(1,055)	830
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	1,319	1,158	1,580	(702)	3,355
Inter-segment other income	(92)	(519)	(356)	967	–
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,733	1,292	1,250	240	4,515

Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	263	159	550	2,732
Movement in value of in-force business	–	–	76	–	76
Defined benefit scheme charges	97	30	14	106	247
Non-income statement segment items:
Additions to fixed assets	1,684	112	125	980	2,901
Investments in joint ventures and associates at end of year	4	–	–	292	296
1    Net of profits on disposal of operating lease assets of £127 million.
Note 4: Segmental analysis for the year ended 31 December 2020

Adjustments	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Underlying basis total £m
Year ended 31 December 2020
Underlying net interest income	(4)	171	(167)	–	–
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	(127)	136	(9)	–	–
Total underlying income, net of insurance claims and changes in insurance and investment contract liabilities	(131)	307	(176)	–	–
Operating lease depreciation	–	–	–	–	–
Underlying income, net of operating lease depreciation	(131)	307	(176)	–	–
Underlying operating costs	(206)	(430)	70	(51)	(617)
Remediation	–	–	–	–	–
Total underlying costs	(206)	(430)	70	(51)	(617)
Underlying impairment charge	256	(97)	7	–	166
Underlying profit (loss) before tax	(81)	(220)	(99)	(51)	(451)

External income	(369)	354	15	–	–
Inter-segment (expense) income	238	(47)	(191)	–	–
Segment underlying income, net of insurance claims and changes in insurance and investment contract liabilities	(131)	307	(176)	–	–

Segment external assets	(7,987)	9,051	(1,064)	–	–
Segment customer deposits and repurchase agreements	(10,596)	24,666	(14,072)	(9,415)	(9,417)
Segment external liabilities	(10,595)	24,720	(14,125)	–	–

Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Fee and commission income:
Current accounts	(69)	73	(4)	–	–
Credit and debit card fees	(70)	70	–	–	–
Commercial banking and treasury fees	–	–	–	–	–
Unit trust and insurance broking	–	–	–	–	–
Factoring	–	–	–	–	–
Other fees and commissions	9	2	(11)	–	–
Fee and commission income	(130)	145	(15)	–	–
Fee and commission expense	(14)	(12)	26	–	–
Net fee and commission income	(144)	133	11	–	–
Operating lease rental income	–	–	–	–	–
Rental income from investment properties	–	–	–	–	–
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	–	–
Lease termination income	–	–	–	–	–
Trading income	(5)	5	–	–	–
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	51	–	(51)	–	–
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	46	5	(51)	–	–
Inter-segment other income	(29)	(2)	31	–	–
Segment other income, net of insurance claims and changes in insurance and investment contract liabilities	(127)	136	(9)	–	–

Other segment items reflected in income statement above:
Depreciation and amortisation	–	–	–	–	–
Movement in value of in-force business	–	–	–	–	–
Defined benefit scheme charges	3	2	(5)	–	–
Non-income statement segment items:
Additions to fixed assets	–	–	–	–	–
Investments in joint ventures and associates at end of year	–	–	–	–	–
Note 4: Segmental analysis for the year ended 31 December 2020

As reported in 2022	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Underlying basis total £m
Year ended 31 December 2020
Underlying net interest income	8,380	2,528	(118)	(17)	10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,606	1,428	1,241	240	4,515
Total underlying income, net of insurance claims and changes in insurance and investment contract liabilities	9,986	3,956	1,123	223	15,288
Operating lease depreciation[1]	(856)	(28)	–	–	(884)
Underlying income, net of operating lease depreciation	9,130	3,928	1,123	223	14,404
Underlying operating costs	(4,967)	(2,281)	(832)	(122)	(8,202)
Remediation	(125)	(210)	(50)	6	(379)
Total underlying costs	(5,092)	(2,491)	(882)	(116)	(8,581)
Underlying impairment charge	(2,128)	(1,561)	(2)	(390)	(4,081)
Underlying profit (loss) before tax	1,910	(124)	239	(283)	1,742

External income	11,499	3,600	1,238	(1,049)	15,288
Inter-segment (expense) income	(1,513)	356	(115)	1,272	–
Segment underlying income, net of insurance claims and changes in insurance and investment contract liabilities	9,986	3,956	1,123	223	15,288

Segment external assets	350,779	151,093	182,284	187,113	871,269
Segment customer deposits	279,610	170,262	–	779	450,651
Segment external liabilities	284,634	214,022	176,646	146,554	821,856

Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Fee and commission income:
Current accounts	429	186	–	–	615
Credit and debit card fees	447	301	–	–	748
Commercial banking and treasury fees	–	274	–	–	274
Unit trust and insurance broking	–	–	146	–	146
Factoring	–	76	–	–	76
Other fees and commissions	71	183	194	1	449
Total fee and commission income	947	1,020	340	1	2,308
Fee and commission expense	(585)	(234)	(303)	(26)	(1,148)
Net fee and commission income	362	786	37	(25)	1,160
Operating lease rental income	1,103	17	–	–	1,120
Rental income from investment properties	–	–	191	–	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	149	149
Lease termination income	–	5	–	–	5
Trading income	64	792	–	204	1,060
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	198	349	1,338	(1,055)	830
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	1,365	1,163	1,529	(702)	3,355
Inter-segment other income	(121)	(521)	(325)	967	–
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,606	1,428	1,241	240	4,515

Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	263	159	550	2,732
Movement in value of in-force business	–	–	76	–	76
Defined benefit scheme charges	100	32	9	106	247
Non-income statement segment items:
Additions to fixed assets	1,684	112	125	980	2,901
Investments in joint ventures and associates at end of year	4	–	–	292	296
1    Net of profits on disposal of operating lease assets of £127 million.
Note 4: Segmental analysis for the year ended 31 December 2020

		Removal of:
As reported in 2021	Lloyds Banking Group statutory £m	Volatility and other items[4] £m	Insurance gross up2 £m	PPI remediation £m	Underlying basis £m
Year ended 31 December 2020
Net interest income	10,749	174	(150)	–	10,773
Other income, net of insurance claims and changes in insurance and investment contract liabilities	4,377	165	(27)	–	4,515
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, before operating lease depreciation	15,126	339	(177)	–	15,288
Operating lease depreciation[3]		(884)	–	–	(884)
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, net of operating lease depreciation	15,126	(545)	(177)	–	14,404
Operating expenses	(9,745)	1,522	174	85	(7,964)
Impairment (charge) credit	(4,155)	(95)	3	–	(4,247)
Profit before tax	1,226	882	–	85	2,193
2The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the proﬁt attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.
3Net of proﬁts on disposal of operating lease assets of £249 million (2020: £127 million; 2019: £41 million).
4Comprises the effects of market volatility and asset sales (losses of £59 million); the amortisation of purchased intangibles (£69 million); restructuring (£521 million, including severance costs, property transformation, technology research and development, regulatory programmes and merger, acquisition and integration costs); and the fair value unwind (losses of £233 million).

		Removal of:
Adjustments	Lloyds Banking Group statutory £m	Volatility, restructuring and other items[5] £m	Insurance gross up2 £m	PPI remediation £m	Underlying basis £m
Year ended 31 December 2020
Net interest income	–	–	–	–	–
Other income, net of insurance claims and changes in insurance and investment contract liabilities	–	–	–	–	–
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, before operating lease depreciation	–	–	–	–	–
Operating lease depreciation[3]		–	–	–	–
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, net of operating lease depreciation	–	–	–	–	–
Operating expenses	–	(617)	–	–	(617)
Impairment (charge) credit	–	166	–	–	166
Profit before tax	–	(451)	–	–	(451)

		Removal of:
As reported in 2022	Lloyds Banking Group statutory £m	Volatility, restructuring and other items[5] £m	Insurance gross up2 £m	PPI remediation £m	Underlying basis £m
Year ended 31 December 2020
Net interest income	10,749	174	(150)	–	10,773
Other income, net of insurance claims and changes in insurance and investment contract liabilities	4,377	165	(27)	–	4,515
Operating lease depreciation[3]		(884)	–	–	(884)
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, net of operating lease depreciation	15,126	(545)	(177)	–	14,404
Operating expenses	(9,745)	905	174	85	(8,581)
Impairment (charge) credit	(4,155)	71	3	–	(4,081)
Profit before tax	1,226	431	–	85	1,742
2    The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.
3    Net of profits on disposal of operating lease assets of £197 million (2021: £249 million; 2020: £127 million).
5    Comprises the effects of market volatility and asset sales (£59 million); the amortisation of purchased intangibles (£69 million); restructuring (£70 million of merger, acquisition and integration costs); and the fair value unwind (losses of £233 million).